Share-based plans - Information on Holdings under Share-based Plans (Details)	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options shares	Dec. 31, 2019 Options
Share-based plans
Number of stock options held | Options	3,013,309	3,201,074	3,489,000
MB LTIP 2020
Share-based plans
Number of performance shares held	352,053	159,607
MB LTIP 2020 | Management Board
Share-based plans
Number of performance shares held	352,053	159,607
LTIP 2019
Share-based plans
Number of performance shares held	2,408,518	1,530,971
LTIP 2019 | Management Board
Share-based plans
Number of performance shares held	8,869	8,869
LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	2,399,649	1,522,102
MB LTIP 2019
Share-based plans
Number of performance shares held	114,999	114,999
MB LTIP 2019 | Management Board
Share-based plans
Number of performance shares held	102,435	102,435
MB LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	12,564	12,564
NxStage LTIP
Share-based plans
Number of performance shares held	32,054	40,530
NxStage LTIP | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	32,054	40,530
LTIP 2016
Share-based plans
Number of performance shares held	422,683	1,082,606
LTIP 2016 | Management Board
Share-based plans
Number of performance shares held	56,624	135,473
LTIP 2016 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	366,059	947,133
2011 SOP
Share-based plans
Number of stock options held | Options	3,013,309
2011 SOP | Management Board
Share-based plans
Number of stock options held | Options	455,970	465,308
2011 SOP | Plan participants other than the members of the Management Board
Share-based plans
Number of stock options held | Options	2,557,339	2,735,766